Asset Transfers (Tables)	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Contribution [Line Items]
EBP, Change In Net Asset Available For Benefit, Transfer To (From) Plan
As a result of business acquisitions by the Company, the following transfers into the Plan were completed in 2025:

Plan Name	Amount Transferred In	Date of Transfer
Serotiny 401(k) Plan	$525,959	January 2025
Shockwave Medical 401(k) Plan	98,694,016	May 2025
Ambrx, Inc. 401(k) Plan	11,131,999	June 2025
Patient Service Center LLC Savings Plan	3,672,773	June 2025
V-Wave 401(k) Plan	3,360,703	November 2025